Other Current Assets - Schedule of Other Current Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Regulatory assets (Note 13)	$ 105	$ 52
Prepaid expenses and other assets	50	41
Materials and supplies	23	21
Derivative assets (Note 18)	3	0
Other current assets	$ 181	$ 114